Employee benefit plans - Net periodic benefit cost for defined benefit plans (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Employee Benefit Plans [Abstract]
Service cost	¥ 1,507	¥ 1,600	¥ 3,014	¥ 3,199
Interest cost	871	608	1,742	1,216
Expected return on plan assets	(1,414)	(1,492)	(2,829)	(2,984)
Amortization of net actuarial losses	701	954	1,403	1,909
Amortization of prior service cost	(401)	(401)	(802)	(803)
Net periodic benefit cost	¥ 1,264	¥ 1,269	¥ 2,528	¥ 2,537
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Labor and Related Expense	Labor and Related Expense	Labor and Related Expense	Labor and Related Expense